Fees Summary	Nov. 12, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 10,954,967,500.00
Previously Paid Amount	0.00
Total Fee Amount	1,512,881.02
Total Offset Amount	0.00
Net Fee	$ 1,512,881.02
Narrative - Max Aggregate Offering Amount | shares	11,000,000,000
Final Prospectus	true